Segment Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Segment Reporting Information [Line Items]
Segments revenues	$ 19,740	$ 20,041	$ 40,623	$ 39,072	$ 78,155
Segments operating profit	2,758	2,834	5,325	5,090	10,309
Depreciation and amortization	627	601	1,345	1,451	2,924
Operating Segments [Member]
Segment Reporting Information [Line Items]
Segments revenues	19,740	20,041	40,623	39,072	78,155
Segments operating profit	2,758	2,834	5,325	5,090	10,309
Segments tangible and intangible assets	45,452	48,450	45,452	48,450	48,793
Depreciation and amortization	627	601	1,345	1,451	2,924
Expenditures for assets	674	344	1,633	1,112	3,266
Operating Segments [Member] | Cellocator segment [Member]
Segment Reporting Information [Line Items]
Segments revenues	6,159	6,383	12,729	12,535	24,364
Segments operating profit	492	699	1,201	1,150	2,742
Segments tangible and intangible assets	8,751	8,943	8,751	8,943	9,026
Depreciation and amortization	43	34	86	67	144
Expenditures for assets	39	44	82	102	197
Operating Segments [Member] | MRM segment [Member]
Segment Reporting Information [Line Items]
Segments revenues	15,593	15,576	32,304	30,502	62,208
Segments operating profit	2,380	1,798	4,405	3,471	7,569
Segments tangible and intangible assets	35,144	37,403	35,144	37,403	37,799
Depreciation and amortization	584	567	1,259	1,384	2,780
Expenditures for assets	635	300	1,551	1,010	3,069
Operating Segments [Member] | Elimination [Member]
Segment Reporting Information [Line Items]
Segments revenues	(2,012)	(1,918)	(4,410)	(3,965)	(8,417)
Segments operating profit	(114)	337	(281)	469	(2)
Segments tangible and intangible assets	1,557	2,104	1,557	2,104	1,968
Depreciation and amortization
Expenditures for assets